UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Institutional Long Duration Credit Fund

(RPLCX)

This semi-annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$23	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$209,298
Number of Portfolio Holdings	438

Portfolio Turnover Rate	19.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	78.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.8
Municipal Securities	6.1
Foreign Government Obligations & Municipalities	5.4
Securities Lending Collateral	1.2
U.S. Government & Agency Mortgage-Backed Securities	0.3
Short-Term and Other	-

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	6.4%
U.S. Treasury Notes	2.4
AT&T	2.2
UnitedHealth Group	2.2
Oracle	1.7
Goldman Sachs Group	1.5
JPMorgan Chase	1.4
CVS Health	1.4
Verizon Communications	1.3
United Mexican States	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E151-053 1/26

Institutional Long Duration Credit Fund

 (RPLCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7 .30 $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00
Investment activities
Net investment income
(1)(2)
0 .19 0 .38 0 .37 0 .34 0 .33 0 .36
Net realized and unrealized gain/
loss 0 .40 ( 0 .18 ) ( 0 .21 ) ( 0 .79 ) ( 1 .76 ) 0 .15
Total from investment activities 0 .59 0 .20 0 .16 ( 0 .45 ) ( 1 .43 ) 0 .51
Distributions
Net investment income ( 0 .20 ) ( 0 .42 ) ( 0 .41 ) ( 0 .37 ) ( 0 .38 ) ( 0 .41 )
Net realized gain – – – – ( 0 .27 ) ( 0 .40 )
Tax return of capital – – – – ( 0 .03 ) –
Total distributions ( 0 .20 ) ( 0 .42 ) ( 0 .41 ) ( 0 .37 ) ( 0 .68 ) ( 0 .81 )
NET ASSET VALUE
End of period $ 7 .69 $ 7 .30 $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70
Ratios/Supplemental Data
Total return
(2)(3)
8 .13% 2 .50% 2 .14% ( 5 .14 ) % ( 14 .69 ) % 4 .39%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net expenses after waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net investment income 5 .07%
(4)
5 .03% 4 .87% 4 .26% 3 .21% 3 .19%
Portfolio turnover rate 19 .3% 68 .3% 59 .3% 46 .7% 59 .9% 50 .9%
Net assets, end of period (in
thousands) $ 209,298 $ 203,511 $ 156,733 $ 55,544 $ 24,849 $ 19,168
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2025 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  78.2%
Banking  9.4%
American Express, VR, 4.918%,
7/20/33 (1) 175 179
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (2) 200 222
Bank of America, VR, 2.676%,
6/19/41 (1) 200 151
Bank of America, VR, 4.078%,
4/23/40 (1) 300 271
Bank of America, VR, 4.33%,
3/15/50 (1) 1,205 1,029
Bank of America, VR, 5.468%,
1/23/35 (1) 210 221
Barclays, 5.25%, 8/17/45 (3) 250 242
Barclays, VR, 5.86%, 8/11/46 (1) 200 207
Barclays, VR, 6.036%, 3/12/55 (1)(3) 200 212
Barclays, VR, 7.437%, 11/2/33 (1) 200 230
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 258
Citigroup, 4.65%, 7/30/45  530 483
Citigroup, 5.875%, 1/30/42  300 318
Citigroup, VR, 4.281%, 4/24/48 (1) 600 508
Fifth Third Bancorp, 8.25%, 3/1/38  300 371
Goldman Sachs Group, 4.75%,
10/21/45  515 472
Goldman Sachs Group, 5.15%,
5/22/45  950 898
Goldman Sachs Group, 6.25%,
2/1/41  700 770
Goldman Sachs Group, VR, 5.016%,
10/23/35 (1) 900 910
HSBC Holdings, VR, 5.874%,
11/18/35 (1) 1,000 1,049
HSBC Holdings, VR, 6.332%,
3/9/44 (1) 400 441
ING Groep, VR, 5.55%, 3/19/35 (1) 500 523
ING Groep, VR, 6.114%, 9/11/34 (1) 200 217
Intesa Sanpaolo, 6.625%, 6/20/33 (2) 330 365
JPMorgan Chase, 4.95%, 6/1/45  400 384
JPMorgan Chase, 5.625%,
8/16/43 (3) 1,005 1,043
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 730 664
JPMorgan Chase, VR, 4.26%,
2/22/48 (1) 750 647
JPMorgan Chase, VR, 5.336%,
1/23/35 (1) 185 193
Lloyds Banking Group, 4.344%,
1/9/48  200 165
Morgan Stanley, VR, 3.217%,
4/22/42 (1) 750 590
PNC Financial Services Group, VR,
4.626%, 6/6/33 (1) 250 248
PNC Financial Services Group, VR,
5.373%, 7/21/36 (1) 110 114
Par/Shares $ Value
(Amounts in 000s)
‡
Santander Holdings USA, VR,
6.342%, 5/31/35 (1)(3) 560 599
Societe Generale, VR, 6.066%,
1/19/35 (1)(2)(3) 365 385
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
U.S. Bancorp, VR, 5.678%,
1/23/35 (1) 325 346
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 152
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 235
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 212
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 219
Wells Fargo, 3.90%, 5/1/45  350 288
Wells Fargo, VR, 2.393%, 6/2/28 (1) 150 146
Wells Fargo, VR, 3.068%, 4/30/41 (1) 2,000 1,580
Wells Fargo, VR, 5.499%, 1/23/35 (1) 250 262
Wells Fargo, VR, 5.557%, 7/25/34 (1) 200 211
Wells Fargo Bank, 6.60%, 1/15/38  250 283
19,721
Basic Industry  1.4%
Antofagasta, 5.625%, 9/9/35  200 205
BHP Billiton Finance USA, 5.50%,
9/8/53  35 36
Ecolab, 3.70%, 11/1/46  30 23
Freeport-McMoRan, 5.45%, 3/15/43  395 385
International Paper, 4.35%, 8/15/48  139 114
Newmont, 5.45%, 6/9/44  195 195
Nucor, 4.40%, 5/1/48  75 65
Southern Copper, 5.25%, 11/8/42  200 193
Southern Copper, 5.875%, 4/23/45  500 519
Southern Copper, 7.50%, 7/27/35  200 238
Suzano Netherlands, 5.50%, 1/15/36  470 467
Vale Overseas, 6.40%, 6/28/54  550 568
3,008
Brokerage Asset Managers
Exchanges  0.8%
Charles Schwab, VR, 4.914%,
11/14/36 (1) 645 644
Intercontinental Exchange, 4.95%,
6/15/52  300 279
LPL Holdings, 5.75%, 6/15/35  350 360
Nasdaq, 3.95%, 3/7/52  113 87
Nasdaq, 5.95%, 8/15/53  340 353
1,723
Capital Goods  4.4%
Amphenol, 5.375%, 11/15/54  1,200 1,189
Boeing, 5.705%, 5/1/40  300 309
Boeing, 5.805%, 5/1/50  800 797
Boeing, 5.93%, 5/1/60  350 348
Boeing, 7.008%, 5/1/64  600 688
Carrier Global, 6.20%, 3/15/54  198 217
Ingersoll Rand, 5.70%, 6/15/54  170 173

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Johnson Controls International,
4.50%, 2/15/47  250 219
Martin Marietta Materials, 4.25%,
12/15/47  305 256
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,192
Masco, 4.50%, 5/15/47 (3) 360 309
Owens Corning, 5.95%, 6/15/54 (3) 550 562
Republic Services, 5.00%, 4/1/34  25 26
RTX, 4.50%, 6/1/42  1,100 1,001
RTX, 6.40%, 3/15/54  400 449
Vulcan Materials, 5.70%, 12/1/54  1,250 1,267
Waste Connections, 2.95%, 1/15/52  175 116
9,118
Communications  10.6%
AT&T, 3.50%, 6/1/41  1,250 992
AT&T, 3.55%, 9/15/55  1,000 682
AT&T, 3.80%, 12/1/57  2,228 1,578
AT&T, 4.65%, 6/1/44  750 657
AT&T, 4.75%, 5/15/46  800 706
Charter Communications Operating,
3.50%, 3/1/42  600 421
Charter Communications Operating,
3.70%, 4/1/51  600 384
Charter Communications Operating,
5.75%, 4/1/48  425 371
Charter Communications Operating,
6.484%, 10/23/45  1,050 1,001
Comcast, 2.45%, 8/15/52 (3) 350 189
Comcast, 2.887%, 11/1/51  1,250 753
Comcast, 3.90%, 3/1/38  150 131
Comcast, 4.00%, 3/1/48  500 382
Comcast, 4.049%, 11/1/52  755 562
Cox Communications, 5.45%,
9/1/34 (2) 270 266
Crown Castle, 2.90%, 4/1/41  250 183
Crown Castle, 4.75%, 5/15/47  185 159
Grupo Televisa, 5.00%, 5/13/45  1,000 704
Meta Platforms, 5.50%, 11/15/45  1,730 1,723
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,462
Rogers Communications, 4.50%,
3/15/42  760 660
Rogers Communications, 4.55%,
3/15/52  250 203
Rogers Communications, 5.30%,
2/15/34  225 228
T-Mobile USA, 3.40%, 10/15/52  1,100 752
T-Mobile USA, 5.25%, 6/15/55  925 858
T-Mobile USA, 5.75%, 1/15/54  680 680
Telefonica Emisiones, 5.213%,
3/8/47  1,150 1,022
Telefonica Emisiones, 5.52%, 3/1/49  500 461
Time Warner Cable, 6.75%, 6/15/39  470 475
Verizon Communications, 2.987%,
10/30/56  786 478
Verizon Communications, 3.55%,
3/22/51  1,250 908
Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Communications, 4.862%,
8/21/46  650 584
Verizon Communications, 5.75%,
11/30/45  750 753
Vodafone Group, 5.75%, 6/28/54  800 785
22,153
Consumer Cyclical  4.0%
Amazon.com, 5.45%, 11/20/55  1,000 1,006
Aptiv Swiss Holdings, 5.75%, 9/13/54  350 339
AutoZone, 5.20%, 8/1/33  200 206
Cummins, 5.45%, 2/20/54  1,000 995
eBay, 4.00%, 7/15/42  500 414
Ford Motor, 4.75%, 1/15/43  200 160
Ford Motor, 5.291%, 12/8/46  500 418
Ford Motor Credit, 7.122%, 11/7/33  215 231
General Motors, 6.60%, 4/1/36  600 653
General Motors, 6.75%, 4/1/46  375 405
Home Depot, 4.40%, 3/15/45  200 176
Home Depot, 5.40%, 6/25/64  850 830
Lowe's, 4.65%, 4/15/42  250 228
Lowe's, 5.625%, 4/15/53 (3) 400 394
Lowe's, 5.85%, 4/1/63  300 300
Magna International, 5.50%,
3/21/33 (3) 270 282
McDonald's, 4.20%, 4/1/50  90 74
McDonald's, 5.45%, 8/14/53  250 246
O'Reilly Automotive, 5.00%, 8/19/34  500 506
Uber Technologies, 5.35%, 9/15/54  290 281
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (2) 250 262
8,406
Consumer Non-Cyclical  12.0%
AbbVie, 4.05%, 11/21/39  500 450
AbbVie, 4.25%, 11/21/49  735 620
AbbVie, 4.50%, 5/14/35  400 397
AbbVie, 5.50%, 3/15/64  335 333
Altria Group, 5.80%, 2/14/39  140 146
Amgen, 3.375%, 2/21/50  1,000 724
Amgen, 4.95%, 10/1/41  600 573
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,719
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,420
BAT Capital, 4.39%, 8/15/37  610 564
BAT Capital, 6.00%, 2/20/34  110 118
BAT Capital, 7.079%, 8/2/43  180 203
BAT Capital, 7.081%, 8/2/53  350 400
Baxter International, 5.65%, 12/15/35  1,000 1,013
Bayer U.S. Finance, 6.875%,
11/21/53 (2) 200 216
Becton Dickinson & Company,
4.669%, 6/6/47  200 177
Biogen, 3.15%, 5/1/50  270 178
Bristol-Myers Squibb, 4.125%,
6/15/39  800 735
Centra Health, 4.70%, 1/1/48  190 157
Cigna Group, 4.90%, 12/15/48  2,115 1,919

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CommonSpirit Health, 3.91%,
10/1/50  170 129
CommonSpirit Health, 4.187%,
10/1/49  135 108
CVS Health, 4.125%, 4/1/40  141 122
CVS Health, 5.05%, 3/25/48  1,765 1,584
CVS Health, 5.25%, 2/21/33  170 175
CVS Health, 6.00%, 6/1/44  750 761
CVS Health, 6.00%, 6/1/63  250 245
Hackensack Meridian Health,
4.211%, 7/1/48  170 143
HCA, 4.375%, 3/15/42  580 503
HCA, 4.625%, 3/15/52  400 331
HCA, 5.90%, 6/1/53  250 250
Kraft Heinz Foods, 6.875%, 1/26/39  800 894
Kroger, 5.50%, 9/15/54  525 508
Mars, 4.75%, 4/20/33 (2) 225 228
Mead Johnson Nutrition, 4.60%,
6/1/44  550 491
Merck, 4.15%, 5/18/43  700 613
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,266
Reynolds American, 5.70%, 8/15/35  150 158
Reynolds American, 5.85%, 8/15/45  600 596
Solventum, 5.90%, 4/30/54  732 749
Sutter Health, 5.547%, 8/15/53  95 97
Takeda Pharmaceutical, 5.65%,
7/5/44  1,000 1,023
Tyson Foods, 5.10%, 9/28/48  195 180
Tyson Foods, 5.15%, 8/15/44  550 517
Utah Acquisition Sub, 5.25%, 6/15/46  250 206
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 83
Zoetis, 4.70%, 2/1/43  300 278
Zoetis, 5.00%, 8/17/35  700 710
25,010
Electric  9.8%
Ameren Illinois, 4.50%, 3/15/49  500 431
Appalachian Power, 6.375%, 4/1/36  145 158
Appalachian Power, 7.00%, 4/1/38  200 229
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 1,001
Baltimore Gas & Electric, 5.40%,
6/1/53  95 93
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 766
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 327
Chile Electricity Mpc II, 5.58%,
10/20/35 (2) 420 434
Commonwealth Edison, 5.30%,
2/1/53  40 39
Commonwealth Edison, 5.65%,
6/1/54  500 507
Consolidated Edison of New York,
6.15%, 11/15/52  400 428
Par/Shares $ Value
(Amounts in 000s)
‡
Constellation Energy Generation,
5.75%, 3/15/54  500 501
Constellation Energy Generation,
6.25%, 10/1/39  300 327
Duke Energy, 3.75%, 9/1/46  130 100
Duke Energy, 6.10%, 9/15/53  250 262
Duke Energy Indiana, 5.40%, 4/1/53  70 68
Duke Energy Ohio, 5.55%, 3/15/54  750 746
El Paso Electric, 5.00%, 12/1/44  110 98
Exelon, 4.10%, 3/15/52  170 133
Exelon, 5.60%, 3/15/53  285 280
FirstEnergy, Series C, 4.85%,
7/15/47  550 486
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 179
Florida Power & Light, 5.60%,
6/15/54  500 510
Indianapolis Power & Light, 5.70%,
4/1/54 (2) 740 733
IPALCO Enterprises, 5.75%, 4/1/34  825 840
ITC Holdings, 5.65%, 5/9/34 (2) 1,000 1,045
Jersey Central Power & Light, 5.15%,
1/15/36 (2) 165 168
Kentucky Utilities, 4.375%, 10/1/45  200 172
Kentucky Utilities, 5.85%, 8/15/55  40 41
Louisville Gas & Electric, 4.375%,
10/1/45  100 87
Louisville Gas & Electric, 5.85%,
8/15/55  40 41
Nevada Power, 6.00%, 3/15/54  300 310
Nevada Power, Series GG, 5.90%,
5/1/53  750 763
New York State Electric & Gas,
5.85%, 8/15/33 (2) 90 95
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 550
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 489
Niagara Mohawk Power, 5.29%,
1/17/34 (2) 500 510
Niagara Mohawk Power, 5.996%,
7/3/55 (2) 390 401
Pacific Gas & Electric, 4.95%, 7/1/50  250 215
PECO Energy, 5.25%, 9/15/54  1,000 963
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,027
Public Service Company of Colorado,
5.25%, 4/1/53  100 94
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 44
Southern, 4.25%, 7/1/36  430 402
Southern, 4.40%, 7/1/46  600 512
Southern California Edison, 5.75%,
4/15/54  500 478
Southern California Edison, 5.875%,
12/1/53  250 243

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern California Edison, 5.90%,
3/1/55  700 687
Southern California Edison, Series C,
4.125%, 3/1/48  150 115
Southwestern Public Service, 6.00%,
6/1/54  160 165
Vistra Operations, 5.70%,
12/30/34 (2) 1,025 1,058
Vistra Operations, 6.95%,
10/15/33 (2) 90 100
20,480
Energy  10.1%
Canadian Natural Resources, 6.25%,
3/15/38  300 321
Cheniere Energy, 5.65%, 4/15/34  250 259
Cheniere Energy Partners, 5.75%,
8/15/34  820 845
Columbia Pipelines Holding, 4.999%,
11/17/32 (2) 695 697
ConocoPhillips, 5.55%, 3/15/54  350 343
Continental Resources, 4.90%,
6/1/44  600 480
Devon Energy, 5.20%, 9/15/34 (3) 700 701
Diamondback Energy, 4.25%,
3/15/52  170 134
Enbridge, 5.95%, 4/5/54  500 513
Enbridge, 6.70%, 11/15/53  120 134
Enbridge Energy Partners, 7.375%,
10/15/45  120 142
Energy Transfer, 5.15%, 2/1/43  850 762
Energy Transfer, 6.50%, 2/1/42  595 630
Eni, 5.95%, 5/15/54 (2) 295 295
Enterprise Products Operating,
3.30%, 2/15/53  1,400 954
Enterprise Products Operating,
3.95%, 1/31/60  500 371
EOG Resources, 5.65%, 12/1/54  1,250 1,250
HF Sinclair, 6.25%, 1/15/35  805 848
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 220
Marathon Petroleum, 6.50%, 3/1/41  300 320
MPLX, 5.65%, 3/1/53  300 280
MPLX, 6.20%, 9/15/55  335 337
Occidental Petroleum, 4.40%,
4/15/46  350 278
Occidental Petroleum, 6.05%,
10/1/54  390 377
Occidental Petroleum, 6.60%,
3/15/46  375 390
ONEOK, 5.70%, 11/1/54  1,000 939
ONEOK, 6.625%, 9/1/53  295 311
ONEOK, 7.15%, 1/15/51  500 541
ONEOK Partners, 6.85%, 10/15/37  250 278
Patterson-UTI Energy, 7.15%,
10/1/33  85 91
Raizen Fuels Finance, 5.70%,
1/17/35 (2) 540 445
Par/Shares $ Value
(Amounts in 000s)
‡
Raizen Fuels Finance, 6.45%,
3/5/34 (2) 200 173
Shell Finance U.S., 4.375%, 5/11/45  1,000 875
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54  1,000 965
Southern Natural Gas, 4.80%,
3/15/47 (2) 205 182
Spectra Energy Partners, 5.95%,
9/25/43  115 117
Targa Resources, 4.95%, 4/15/52  80 68
Targa Resources, 6.50%, 2/15/53  100 105
TotalEnergies Capital, 5.275%,
9/10/54  500 480
TotalEnergies Capital, 5.488%,
4/5/54  800 787
TransCanada PipeLines, 6.10%,
6/1/40  450 476
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 119
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 502
Valero Energy, 6.625%, 6/15/37  300 335
Western Midstream Operating,
5.50%, 8/15/48  650 573
Williams, 4.85%, 3/1/48  100 89
Williams, 5.80%, 11/15/54  750 756
21,088
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 272
GATX, 6.05%, 6/5/54  700 716
988
Insurance  6.3%
Aetna, 4.75%, 3/15/44  450 394
Aflac, 4.75%, 1/15/49  550 493
American International Group,
4.75%, 4/1/48  700 625
Arch Capital Group, 7.35%, 5/1/34  200 234
Arthur J Gallagher, 5.75%, 7/15/54  750 744
Chubb, Series 1, 6.50%, 5/15/38  200 227
Corebridge Financial, 4.40%, 4/5/52  800 648
Elevance Health, 4.375%, 12/1/47  355 297
Elevance Health, 5.125%, 2/15/53  100 91
Elevance Health, 5.70%, 2/15/55  1,500 1,485
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (2) 845 823
Jackson Financial, 4.00%, 11/23/51  300 211
Liberty Mutual Group, 4.85%,
8/1/44 (2) 180 161
Marsh & McLennan, 5.45%, 3/15/53  200 194
Marsh & McLennan, 5.70%, 9/15/53  155 158
Principal Financial Group, 6.05%,
10/15/36  235 256
Reinsurance Group of America,
6.00%, 9/15/33  250 268
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (2) 200 183

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UnitedHealth Group, 3.25%, 5/15/51  500 345
UnitedHealth Group, 3.50%, 8/15/39  300 253
UnitedHealth Group, 4.20%, 1/15/47  1,000 832
UnitedHealth Group, 4.25%, 6/15/48  750 621
UnitedHealth Group, 4.75%, 7/15/45  600 548
UnitedHealth Group, 5.375%, 4/15/54  315 303
UnitedHealth Group, 5.50%, 7/15/44  750 756
UnitedHealth Group, 5.875%, 2/15/53  900 927
Voya Financial, 5.70%, 7/15/43  500 504
Willis North America, 5.90%, 3/5/54  600 605
13,186
Natural Gas  1.4%
APA Infrastructure, 5.75%,
9/16/44 (2) 495 501
Boston Gas, 5.843%, 1/10/35 (2) 90 95
Boston Gas, 6.119%, 7/20/53 (2) 215 220
Engie, 5.875%, 4/10/54 (2)(3) 750 768
NiSource, 3.95%, 3/30/48  260 206
Piedmont Natural Gas, 5.40%,
6/15/33  250 260
Southern Company Gas Capital,
3.95%, 10/1/46  500 396
Southern Gas Capital, 4.95%,
9/15/34  500 503
2,949
Real Estate Investment
Trusts  1.5%
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 109
Alexandria Real Estate Equities,
5.625%, 5/15/54  250 234
Brixmor Operating Partnership,
4.85%, 2/15/33  90 90
Essex Portfolio, 4.50%, 3/15/48  130 112
Goodman U.S. Finance Six, 5.125%,
10/7/34 (2) 215 219
Invitation Homes Operating
Partnership, 4.95%, 1/15/33  255 257
Kilroy Realty, 2.65%, 11/15/33  350 288
NNN REIT, 4.80%, 10/15/48  235 210
Public Storage Operating, 5.35%,
8/1/53  55 54
Regency Centers, 4.40%, 2/1/47  500 430
Simon Property Group, 5.85%,
3/8/53 (3) 200 206
Simon Property Group, 6.65%,
1/15/54  250 283
Welltower OP, 5.125%, 7/1/35  555 569
3,061
Technology  4.4%
Broadcom, 4.926%, 5/15/37 (2) 400 401
Cadence Design Systems, 4.70%,
9/10/34  135 136
Corning, 5.85%, 11/15/68  750 741
Fiserv, 4.40%, 7/1/49  185 147
Fiserv, 5.25%, 8/11/35 (3) 500 501
Intel, 4.60%, 3/25/40  500 453
Par/Shares $ Value
(Amounts in 000s)
‡
Intuit, 5.50%, 9/15/53  115 115
Keysight Technologies, 4.95%,
10/15/34  1,500 1,517
Micron Technology, 3.366%, 11/1/41  400 308
Motorola Solutions, 5.40%, 4/15/34  140 145
Motorola Solutions, 5.50%, 9/1/44  400 394
NXP, 3.25%, 5/11/41  400 303
Oracle, 3.60%, 4/1/40  1,000 768
Oracle, 3.95%, 3/25/51  350 242
Oracle, 4.00%, 11/15/47  1,000 724
Oracle, 5.55%, 2/6/53  630 549
Oracle, 6.90%, 11/9/52  1,250 1,296
TR Finance, 5.85%, 4/15/40  500 524
9,264
Transportation  1.6%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 74
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 288
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 346
Canadian Pacific Railway, 3.10%,
12/2/51  875 592
Canadian Pacific Railway, 4.70%,
5/1/48  500 450
CSX, 4.30%, 3/1/48  140 119
FedEx, 4.40%, 1/15/47  500 407
FedEx, 4.55%, 4/1/46  800 670
Norfolk Southern, 4.837%, 10/1/41  250 239
Norfolk Southern, 5.35%, 8/1/54 (3) 250 244
3,429
Total Corporate Bonds (Cost
$165,988) 163,584
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.4%
Owned No Guarantee  1.3%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (2) 250 267
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (2) 790 858
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 892
Petroleos Mexicanos, 7.69%, 1/23/50  200 179
Saudi Arabian Oil, 5.75%, 7/17/54  530 525
2,721
Sovereign  4.1%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (2) 1,000 1,069
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (2) 370 378
Republic of Chile, 5.33%, 1/5/54  1,000 988
Republic of Chile, 5.65%, 1/13/37  610 647
Republic of Colombia, 4.125%,
5/15/51 (3) 200 126
Republic of Colombia, 8.75%,
11/14/53  200 223

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Republic of Panama, 4.50%, 4/16/50  900 688
Republic of Peru, 3.00%, 1/15/34  800 699
Republic of Peru, 5.375%, 2/8/35  90 93
Republic of Poland, Series 30Y,
5.50%, 3/18/54  750 735
State of Qatar, 4.40%, 4/16/50 (2) 200 182
United Mexican States, 4.40%,
2/12/52  400 296
United Mexican States, 4.75%,
3/8/44  600 498
United Mexican States, 6.00%,
5/7/36  1,110 1,133
United Mexican States, 6.338%,
5/4/53  200 194
United Mexican States, 7.375%,
5/13/55  540 593
8,542
Total Foreign Government
Obligations & Municipalities (Cost
$10,801) 11,263
MUNICIPAL SECURITIES  6.1%
California  0.6%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 296
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 405
California, Build America, GO,
7.50%, 4/1/34  500 589
1,290
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 501
501
Florida  0.8%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 309
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 1,039
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 211
1,559
Georgia  1.1%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 518
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,611 1,777
2,295
Illinois  0.0%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  80 85
85
Par/Shares $ Value
(Amounts in 000s)
‡
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 89
89
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 129
129
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 225
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 460
685
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 130
130
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 156
156
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 524
524
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 58
58
Texas  1.8%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 204
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 123
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 240
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 553
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 575
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 245
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,116
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 562
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 101
3,719

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,261
1,261
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 189
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 102
291
Total Municipal Securities (Cost
$13,166) 12,772
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.3%
U.S. Government Agency
Obligations  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 419
3.71%, 9/25/32  265 258
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$687) 677
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  8.8%
U.S. Treasury Obligations  8.8%
U.S. Treasury Bonds, 3.625%,
2/15/53  55 46
U.S. Treasury Bonds, 4.125%,
8/15/44  600 563
U.S. Treasury Bonds, 4.25%, 8/15/54  200 186
U.S. Treasury Bonds, 4.625%,
11/15/44  2,475 2,477
U.S. Treasury Bonds, 4.625%,
2/15/55  2,360 2,340
U.S. Treasury Bonds, 4.75%, 2/15/45  1,275 1,295
U.S. Treasury Bonds, 4.75%, 5/15/55  1,450 1,468
U.S. Treasury Bonds, 5.00%, 5/15/45  4,875 5,111
U.S. Treasury Notes, 4.00%,
3/31/30 (4) 560 569
U.S. Treasury Notes, 4.25%, 5/15/35  2,530 2,583
U.S. Treasury Notes, 4.625%,
2/15/35 (4) 1,670 1,754
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $17,973) 18,392
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve
Fund, 4.02% (5)(6) 1,513 1,513
Total Short-Term Investments
(Cost $1,513) 1,513
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve
Fund, 3.99% (5)(6) 2,553 2,553
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 2,553
Total Securities Lending Collateral
(Cost $2,553) 2,553
Total Investments in Securities
100.7% of Net Assets
(Cost $212,681) $ 210,754

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,689 and represents 7.5% of net assets.
(3) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(4) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S45, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 7,750 652 582 70
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 7,750 189 138 51
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/35 10,000 97 74 23
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/30 7,100 173 157 16
Total Centrally Cleared Credit Default Swaps, Protection Sold 160
Total Centrally Cleared Swaps 160
Net payments (receipts) of variation margin to date (141)
Variation margin receivable (payable) on centrally cleared swaps $ 19
** Includes interest purchased or sold but not yet collected of $42.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 125 U.S. Treasury Long Bond contracts 3/26 14,680 $ 73
Short, 19 U.S. Treasury Notes five year contracts 3/26 (2,086) (1)
Short, 80 U.S. Treasury Notes ten year contracts 3/26 (9,067) (2)
Long, 96 Ultra U.S. Treasury Bonds contracts 3/26 11,610 74
Short, 94 Ultra U.S. Treasury Notes ten year contracts 3/26 (10,923) (37)
Net payments (receipts) of variation margin to date (170)
Variation margin receivable (payable) on open futures contracts $ (63)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.02% $ — $ — $ 25 ++
T. Rowe Price Treasury Reserve Fund, 3.99% — — — ++
Totals $ — # $ — $ 25 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government Reserve Fund, 4.02% $ 3,703 ¤ ¤ $ 1,513
T. Rowe Price Treasury Reserve Fund, 3.99% — ¤ ¤ 2,553
Total $ 4,066 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,066.

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $212,681) $ 210,754
Interest receivable 2,711
Receivable for shares sold 143
Receivable for investment securities sold 90
Cash 30
Variation margin receivable on centrally cleared swaps 19
Other assets 1
Total assets 213,748
Liabilities
Obligation to return securities lending collateral 2,553
Payable for investment securities purchased 1,444
Payable for shares redeemed 199
Investment management and administrative fees payable 101
Variation margin payable on futures contracts 63
Other liabilities 90
Total liabilities 4,450
NET ASSETS $ 209,298
Net Assets Consist of:
Total distributable earnings (loss) $ (12,016)
Paid-in capital applicable to 27,231,693 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 221,314
NET ASSETS $ 209,298
NET ASSET VALUE PER SHARE $ 7.69

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 5,619
Dividend 25
Securities lending 4
Total income 5,648
Investment management and administrative expense 461
Net investment income 5,187
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (709)
Futures 704
Swaps 413
Net realized gain 408
Change in net unrealized gain / loss
Securities 10,342
Futures (173)
Swaps 25
Change in net unrealized gain / loss 10,194
Net realized and unrealized gain / loss 10,602
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,789

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,187 $ 10,965
Net realized gain (loss) 408 (4,854)
Change in net unrealized gain / loss 10,194 (5,269)
Increase in net assets from operations 15,789 842
Distributions to shareholders
Net earnings (5,394) (11,944)
Capital share transactions
*
Shares sold 24,471 152,765
Distributions reinvested 4,768 10,764
Shares redeemed (33,847) (105,649)
Increase (decrease) in net assets from capital share transactions (4,608) 57,880
Net Assets
Increase during period 5,787 46,778
Beginning of period 203,511 156,733
End of period $ 209,298 $ 203,511
*Share information (000s)
Shares sold 3,228 19,632
Distributions reinvested 629 1,414
Shares redeemed (4,504) (14,008)
Increase (decrease) in shares outstanding (647) 7,038

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income  and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing

T. Rowe Price Institutional Long Duration Credit Fund

vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 206,688 $ — $ 206,688
Short-Term Investments 1,513 — — 1,513
Securities Lending Collateral 2,553 — — 2,553
Total Securities 4,066 206,688 — 210,754
Swaps* — 160 — 160
Futures Contracts* 147 — — 147
Total $ 4,213 $ 206,848 $ — $ 211,061
Liabilities
Futures Contracts* $ 40 $ — $ — $ 40
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $1,956,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 147
Credit derivatives Centrally Cleared Swaps 160
*
Total $ 307
*
Liabilities
Interest rate derivatives Futures $ 40
Total $ 40
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 704 $ — $ 704
Credit derivatives — 413 413
Total $ 704 $ 413 $ 1,117
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (173) $ — $ (173)
Credit derivatives — 25 25
Total $ (173) $ 25 $ (148)

T. Rowe Price Institutional Long Duration Credit Fund

Futures Contracts  The fund is subject to  interest rate risk  in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk . The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months  ended November 30, 2025 , the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 26% of net assets.
Swaps  The fund is subject to credit risk  in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
November 30, 2025, the notional amount of protection sold by the fund totaled $32,600,000 (15.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. Rowe Price Institutional Long Duration Credit Fund

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 14% and 22% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025 , the value of loaned securities was $5,603,000; the aggregate value of collateral was $5,655,000 and consisted of cash collateral and related investments of $2,553,000 and
U.S. government securities of $3,102,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S.
government securities aggregated $16,249,000 and $13,086,000, respectively, for the six months  ended November 30,
2025 . Purchases and sales of U.S. government securities aggregated $22,770,000 and $29,547,000, respectively, for the six months  ended November 30, 2025 .
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. Rowe Price Institutional Long Duration Credit Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $9,958,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was
$213,838,000. Net unrealized loss aggregated $1,866,000 at period-end, of which $4,145,000 related to appreciated investments and $6,011,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. Rowe Price Institutional Long Duration Credit Fund

The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026